Stock-Based Incentive Plans - Summary of Nonvested Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Nonvested Options outstanding, Beginning Balance	156,917	49,254	116,948
Number of Shares, Granted	222,059	144,296	19,222
Number of Shares, Vested	(13,577)	(12,309)	(56,158)
Number of Shares, Forfeited	(20,454)	(24,324)	(30,758)
Number of Shares, Nonvested Options outstanding, Ending Balance	344,945	156,917	49,254
Weighted Average Grant Date Fair Value, Nonvested Options outstanding, Beginning Balance	$ 11.68	$ 17.75	$ 24.15
Weighted Average Grant Date Fair Value, Granted	6.16	8.70	17.95
Weighted Average Grant Date Fair Value, vested	7.96	8.44	31.30
Weighted Average Grant Date Fair Value, Forfeited	7.30	7.91	17.40
Weighted Average Grant Date Fair Value, Nonvested Options outstanding, Ending Balance	$ 7.24	$ 11.68	$ 17.75